SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (Parenthetical) - Interest Free Loan Agreement [Member]	2 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 CNY (¥)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan amount	$ 1,296,960	¥ 8,800,000	$ 1,179,055	¥ 8,000,000
Debt instrument, maturity date, description	maturity dates in October and November 2026